Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of major classes of inventories
	March 31, 2021	December 31, 2020
Raw materials	$750	$376
Work in progress	956	460
Finished goods	5,314	5,016
Inventory, gross	7,020	5,852
Less: inventory reserves	(10)	(4)
Inventory, net	$7,010	$5,848

Balance Sheet Classification:
Inventory, net	5,049	3,850
Inventory, net of current portion	1,961	1,998
	$7,010	$5,848

	December 31,
	2020	2019
Raw materials	$376	$215
Work in progress	460	701
Finished goods	5,016	6,347
Inventory, gross	5,852	7,263
Less: inventory reserves	(4)	(22)
Inventory, net	$5,848	7,241

Balance Sheet Classification:
Inventory	3,850	3,232
Inventory, net of current portion	1,998	4,009
	$5,848	$7,241